DERIVATIVE INSTRUMENTS - OFFSETTING FINANCIAL LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Gross Amounts Recognized	$ 9.5	$ 2.9
Amount Offset	9.5	2.9
Net Amount Presented in the Balance Sheets	$ 0.0	$ 0.0